Pension Benefits - Summary of Movements in the present value of the defined benefit obligation (Detail) - Pension defined benefit plans [member] - CAD ($) $ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
Disclosure In Tabular Form Of Changes In Net Defined Benefit Obligation At Present Value [Line Items]
Defined benefit obligation at the beginning of the year	$ 1,302.9	$ 1,304.7
Current service cost	10.5	13.5
Interest cost	45.1	54.1
Past service cost	0.0	5.6
Actuarial (gains) losses arising from financial assumptions	28.8	(21.1)
Effect of experience adjustments	(19.6)	10.0
Benefits paid	(63.0)	(86.2)
Defined benefit obligation at end of the year,	$ 1,304.7	$ 1,280.6